Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Details) - Allowance for doubtful accounts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Bad debt expense	$ 20.4	$ 16.3	$ 18.9
Write-Offs	$ 16.9	$ 20.3	$ 15.8